DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES - Leases and Intangible Assetst (Details)	12 Months Ended
Dec. 31, 2020
Leases
Lease, Practical Expedients, Package [true false]	true
Minimum
Intangible Assets
Remaining Weighted Average Useful Life (Years)	2 years
Maximum
Intangible Assets
Remaining Weighted Average Useful Life (Years)	5 years